24. EMPLOYEE BENEFITS (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details 6Abstract
Cost of services, current period	$ 496,566	$ 412,499	$ 344,171
Interest cost	61,193	48,246	129,303
Unaccrued benefits paid	3,566,423	2,320,194	1,539,411
Total expense recognized in the consolidated statement of income by function	$ 4,124,182	$ 2,780,939	$ 2,012,884